CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Feb. 29, 2020	Feb. 28, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (Unaudited)
Net revenue	$ 3,721,618	$ 0	$ 3,834	$ 0
Cost of revenue	1,581,567	0	1,278	0
Gross profit	2,140,051	0	2,556	0
General and administrative expenses	1,326,517	103,039	1,271,630	13,426
Income (Loss) from operations	813,534	(103,039)	(1,507,255)	(875,007)
Sales and marketing expenses			6,390	0
Interest expense	(15,542)	0	(316)	0
Research and development expenses			231,791	861,581
Investment impairment	(19,200)	0	0	0
Other income	426	0	0	0
Interest expense	15,542	0	316	0
Income (Loss)	779,218	(103,039)	(1,507,571)	(875,007)
Investment impairment	19,200	0	0	0
Provision for income tax	0	0	0	0
Net income (loss)	779,218	(103,039)	(1,507,571)	(875,007)
Net income (loss) attributable to noncontrolling interests	(140,587)	0	0	0
Net income (loss) attributable to the company	919,805	(103,039)	0	0
Other comprehensive income (loss):
Foreign currency translation loss	(234,075)	(227)	1,335	763
Comprehensive income (loss)	685,730	(103,266)	(1,508,906)	(875,770)
Net income (loss) per common share:
Foreign currency translation loss	$ 234,075	$ 227	$ (1,335)	$ (763)
Basic and diluted	$ 0.00	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding:
Basic and diluted	284,280,000	137,655,435	205,071,288	105,000,000